LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LOSS PER SHARE
Schedule of computation of basic and fully diluted loss per common share

The following table sets forth the computation of basic and fully diluted loss per share for the three and months ended September 30, 2021 and 2020 (stated in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net income (loss)	$91	$(977)	$(2,447)	$(14,711)
Basic weighted average common stock outstanding	11,838,032	6,988,058	11,528,371	6,968,728
Basic income (loss) per share	$0.01	$(0.14)	$(0.21)	$(2.11)
Net income (loss)	$91	$(977)	$(2,447)	$(14,711)
Basic weighted average common shares outstanding	11,838,032	6,988,058	11,528,371	6,968,728
Dilutive effect of stock options and warrants	3,886,071	—	—	—
Dilutive weighted average common stock outstanding	15,724,103	6,988,058	11,528,371	6,968,728
Diluted income (loss) per share	$0.01	$(0.14)	$(0.21)	$(2.11)

The following table sets forth the computation of basic and fully diluted income per common share for the years ended December 31, 2020 and 2019 (stated in thousands, except per share amounts):

	Years Ended December 31,
	2020	2019
Net income (loss)	$(15,036)	$2,716
Basic weighted average common shares outstanding	36,233,127	34,402,607
Basic earnings (loss)per common share	$(0.41)	$0.08
Net income (loss)	$(15,036)	$2,716
Basic weighted average common shares outstanding	36,233,127	34,402,607
Dilutive effect of stock options, warrants, and performance shares	—	7,510,000
Dilutive weighted average common shares outstanding	36,233,127	41,912,607
Diluted earnings loss) per common share	$(0.41)	$0.06